Intangible Assets, Net (Intangible Assets by Major Class) (Details)	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
INTANGIBLE ASSETS, NET [Abstract]
Computer software		15,624,000	12,787,000
Acquired Internet Content Provider License		568,000	568,000
Trademarks		256,000	256,000
Customer relationship		1,000,000	1,000,000
Brand name		16,500,000	16,500,000
Less: accumulated amortization		(12,425,000)	(9,226,000)
Net book value	3,469,000	21,523,000	21,885,000
Amortization expenses	556,000	3,450,000	2,493,000	1,180,000
Loss from disposal of intangible assets		0	0	3,000